Financial instruments	12 Months Ended
Dec. 31, 2022
Financial instruments
Financial instruments
28. Financial instruments
As

part

of

its

operations,

the

Company

carries

a

number

of

financial

instruments.

It

is

management's

opinion

that

the
Company is

not exposed

to significant

interest, currency

or credit risks

arising from

these financial

instruments except

as
otherwise

disclosed.

The

Company's

overall

risk

management

program

focuses

on

the

unpredictability

of

the

financial
market and seeks

to minimize potential

adverse effects

on the Company's

financial performance.

The Company

does not
use derivative financial instruments to hedge these risks.
Foreign currency risk
The

Company

enters

into

transactions

denominated

in

US

dollars

for

which

the

related

revenues,

expenses,

accounts
receivable and accounts payable and accrued liabilities

balances are subject to exchange rate fluctuations.
As at December 31, the Company's exposure

to foreign exchange risk for

amounts denominated in US dollars is

as follows:
Foreign currency

risk is

the risk

that the

fair value

or future

cash flows

of a

financial

instrument will

fluctuate because

of
changes in foreign exchange rates.
Sensitivity analysis
At December 31, 2022, if the US Dollar changes by 10 % against the Canadian dollar with all other variables held constant, the

impact

on

pre-tax

gain

or

loss

and

equity

for

the

year

ended

December 31,

2022

would

have

been

$
1,470,000
(December 31, 2021 - $ 1,516,000 ).
Credit concentration
During the year

ended December 31,

2022,
two

customers accounted

for
52
% (December 31,

2021 –
four

customers for
79%) of revenues from operations.
Three

customers accounted

for
56%, 16 % and 11
%, respectively

(December 31, 2021

–
one

customer for
73
%) of

trade
accounts receivable with

amounts owing to

the Company of

$
18,894,727

(2021 - $
12,063,636
), representing the

Company's
major

credit

risk

exposure.

Credit

concentration

is

determined

based

on

customers

representing
10
%

or

more

of

total
revenues and/or total accounts receivable.
Credit risk
Credit

risk

is

the

risk

that

one

party

to

a

financial

instrument

will

cause

a

financial

loss

for

the

other

party

by

failing

to
discharge an obligation.

The maximum credit

risk to which

the Company is

exposed as at

December 31, 2022

represents
the carrying amount

of cash

and cash equivalents,

accounts receivable

(except sales

tax receivable),

costs and

profits in
excess of billings on uncompleted contracts, deposits and

royalties receivable.

Cash and cash equivalents,

which only comprise guaranteed

investment certificates redeemable

on relatively short

notice
by the Company,

are held with major reputable financial institutions.

Management has established

a credit policy

under which each

new customer

is analysed individually

for creditworthiness
before

the

Company’s

payment

and

delivery

terms

and

conditions

are

offered.

The

Company’s

review

could

include
reviewing external ratings, if they are available,

financial statements, credit agency information,

industry information and in
some cases bank

references. The Company’s

exposure to credit

risk is mainly

influenced by the

individual characteristics
of each customer. In monitoring customer

credit risk, customers are

identified according to their

characteristics such as their
geographic location, industry,

trading history with the Company and existence of previous

financial difficulties.
The Company does not generally

require collateral or other security

from customers on accounts

receivable,

however, the
contract terms may include the

possibility of recourse in the

event of late payment.

The Company believes that

there is
no
unusual exposure associated with the collection of these

receivables.
The credit risk associated with costs and profits in excess of billings on uncompleted contracts is similar to that of accounts receivable, as these amounts are accumulated and converted to accounts receivable as invoicing milestones are reached.
The royalties receivable

are due from

a company in

which the Company

has a strategic

investments. The Company

does
not have

collateral or

other security

associated with

the collection

of this

receivable. The

carrying amount

of the

royalties
receivable have been discounted to reflect the time value

of money and credit risk of the counterparty.

The deposits are

payments made

to suppliers

and entities from

which the Company

leases property.

The Company

does
not have collateral

or other security

associated with

the collection

of these deposits.

As at December

31, 2022 and

2021,
no loss

allowance has been

recognized in

connection with these

deposits and

the maximum exposure

is the

carrying amount
of these deposits.
During the

years 2022

and 2021,

provisions for

expected credit

losses were

recorded, however,
no

amounts

of financial
assets have been written off. The accounts provisioned by

the loss are still subject to

enforcement activity in order to collect
the balances due.
Interest rate risk
Interest rate risk is the risk that the

value of a financial instrument might be adversely affected by a change in interest rates.
Changes in market interest rates may have an effect on

the cash flows associated with some financial assets and liabilities, known as cash flow

risk, and on the

fair value of other

financial assets or liabilities, known as

price risk, and on the

fair value
of investments

or liabilities,

known as

price risks.

The Company

is exposed

to a

risk of

fair value

on term

loans as

those
financial instruments bear

interest at

fixed rates

and to

cash flow

risk from

the variable

interest rate

of the

bank indebtedness.
Price risk
Price risk

is the

risk that

the fair

value or

future cash

flows of

a financial

instrument will

fluctuate because

of changes

in
market price (other

than those arising

from foreign

currency risk

and interest risk),

whether those

changes are

caused by
factors specific to the individual financial instrument or its issuers or factors affecting all similar financial instruments traded
in the

market. The

most significant

exposure to

the price

risk for

the Company

arises from

its investments

in shares

and
warrants of public

companies quoted

on the TSX

Venture Exchange.

If equity prices

had increased or

decreased by
25%
as

at

December 31,

2022,

with

all

other

variables

held

constant,

the

Company’s

investments

would

have

increased

or
decreased respectively,

by approximately $
1,841,484

(December 31, 2021 - $
4,042,000 ).
Liquidity risk
Liquidity risk is the

risk that the

Company will encounter

difficulty in meeting

obligations associated with

financial liabilities
that are settled

by delivery of

cash or another

financial asset. The

Company manages its

liquidity risk by forecasting

cash
flows from operations and anticipating any investing and financing activities.
The following table summarizes the contractual amounts payable and maturities of financial liabilities and other liabilities as
at December 31, 2022:
1
Accounts payable and accrued liabilities exclude amounts

which are not financial liabilities.
The following table summarizes the contractual amounts payable and maturities of financial liabilities and other liabilities as
at December 31, 2021:
1
Accounts payable and accrued liabilities exclude amounts

which are not financial liabilities.
The Company's

Canadian subsidiary

benefits from

a line

of credit

of $
500,000
, and

the Italian

subsidiary benefits

from a
400,000

Euros ($
576,000 ) line of credit. At December 31, 2022, $ 498,200

was drawn on the Canadian facility and
341,473
Euros ($ 493,702
) was drawn on

the Italian facility. The credit facilities

both bear interest at

variable rates which is

the bank’s
prime rate plus 1% , therefore, 7.45 % for the Canadian facility and 8
% for the Italian facility. There

are no imposed financial
covenants on the credit facilities.

Fair value of financial instruments
The fair value represents

the amount that

would be received

for the sale of

an asset or paid

for the transfer of

a liability in
an orderly transaction

between market

participants at the

measurement date.

The fair value

estimates are calculated

at a
specific date

taking into

consideration assumptions

regarding the

amounts, the

timing of

estimated future

cash flows

and
discount rates.

Accordingly,

due to

its approximate

and subjective

nature, the

fair value

must not

be interpreted

as being
realizable in an immediate settlement of the financial instruments.
There

are

three

levels

of

fair

value

that

reflect

the

significance

of

inputs

used

in

determining

fair

values

of

financial
instruments:
Level 1 — quoted prices (unadjusted) in active markets

for identical assets or liabilities.
Level 2 — inputs other than quoted prices included within Level

1 that are observable for the asset or liability, either directly
(i.e. as prices) or indirectly (i.e. derived from prices).
Level 3 — inputs for the asset or liability that are not based on observable market data.
The fair values

of cash

and cash

equivalents, trade

accounts receivable,

other receivables,

deposits, bank

indebtedness,
accounts payable and accrued liabilities approximate their carrying amounts

due to their short-term maturities.
Investments in BGF and HPQ shares are valued at quoted

market prices and are classified as Level 1.
Royalties receivable are discounted according to their corresponding agreements and are classified as Level 2.
Investments in HPQ warrants are valued using the Black

-Scholes pricing model and are classified as Level 3 (note

11).
The fair value

of the term

loans and the

balance due on business

combination as at December 31,

2022 is determined using
the

discounted

future

cash

flows

method

and

management's

estimates

for

market

interest

rates

for

similar

issuances.
Accordingly, as a result

,

their fair market values correspond to their carrying amount. The term loans are classified as level
2 and the balance due on business combination as Level 3.
2022 2021
$ $
Cash 2,871,062 1,714,670
Accounts receivable 13,537,912 14,465,011
Accounts payable and accrued liabilities (1,713,717) (1,023,999)
Total 14,695,257 15,155,682
2022 2021
% of total % of total
Revenues revenues Revenues revenues
$ % $ %
Customer 1 5,598,653 29 7,308,191 24
Customer 2 4,314,225 23 7,019,953 23
Customer 3 — — 6,417,373 21
Customer 4 — — 3,551,900 11
Total 9,912,878 52 24,297,417 79
Total
Carrying contractual Less than
value amount one year 2-3 years 4-5 years Over 5 years
$ $ $ $ $ $
Bank indebtedness 991,902 991,902 991,902 — — —
Accounts payable and accrued
liabilities 1 9,620,591 9,620,591 9,620,591 — — —
Term

loans
389,987 520,444 59,917 190,587 180,000 89,940
Balance due on business
combination 3,907,775 4,137,820 2,177,800 1,960,020 — —
Lease liabilities 5,533,694 6,745,329 2,984,243 1,165,281 703,816 1,891,989
20,443,949 22,016,086 15,834,453 3,315,888 883,816 1,981,929
Total
Carrying contractual Less than
value amount one year 2-3 years 4-5 years Over 5 years
$ $ $ $ $ $
Accounts payable and accrued
liabilities 1 9,586,423 9,586,423 9,586,423 — — —
Term

loans
190,905 263,232 85,731 67,561 62,823 47,117
Balance due on business
combination 3,952,203 4,355,600 2,395,580 1,960,020 — —
Lease liabilities 5,323,965 6,614,192 3,220,750 710,493 561,628 2,121,321
19,053,496 20,819,447 15,288,484 2,738,074 624,451 2,168,438